                    Federal Life Variable Annuity Account A
                           (A Unit Investment Trust)
                                 Annual Report
                               December 31, 2020
                                Annual Report of
                    Federal Life Variable Annuity Account A
                           Prepared and Provided by:

                         Federal Life Insurance Company
                            3750 West Deerfield Road
                           Riverwoods, Illinois 60015

This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized fordistribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

                   Federal Life Variable Annuity Account A
                           (A Unit Investment Trust)

                                 Annual Report
                               December 31, 2020
                                    Contents


Statement of Assets and Liabilities                                                               1-2
Statements of Operations and Changes in Net Assets                                                3-5
Notes to Financial Statements                                                                    6-15
Report of Independent Registered Public Accounting Firm                                         16-17
Report of Independent Registered Public Accounting Firm on Internal Controls
Required by the SEC under Form N-CEN                                                            18-19

                    Federal Life Variable Annuity Account A
                      Statement of Assets and Liabilities


                                                              December 31, 2020

Assets:
Investments at Fair Value (Note B)                                     Number of Shares      Share Value        Total Value
Vanguard Wellesley Income Fund
     Admiral Class Non-Qualified Shares (Cost $1,212,025)                     23,291.065  $           68.63  $       1,598,466
Vanguard Long-Term Corporate Fund
     Investor Class Qualified Shares (Cost $19)                                    5.122  $           11.79                 60
     Admiral Class Non-Qualified Shares (Cost $550,980)                       58,646.319  $           11.79            691,440
Vanguard Windsor Fund
     Admiral Class Qualified Shares (Cost $647,434)                           17,425.745  $           71.40          1,244,198
     Admiral Class Non-Qualified Shares (Cost $6,213,696)                    176,831.971  $           71.40         12,625,803
Vanguard Wellington Fund
     Admiral Class Qualified Shares (Cost $62,676)                             1,713.206  $           76.60            131,232
     Admiral Class Non-Qualified Shares (Cost $3,494,449)                     83,355.802  $           76.60          6,385,055
Vanguard U.S. Growth Fund (1)
     Admiral Class Qualified Shares (Cost $65,066)                             1,319.767  $          169.97            224,321
     Admiral Class Non-Qualified Shares (Cost $530,674)                       17,263.287  $          169.97          2,934,242
Vanguard Federal Money Market Fund
     Investor Class Qualified Shares (Cost $40,394)                           40,393.820  $            1.00             40,394
     Investor Class Non-Qualified Shares (Cost $842,110)                     842,109.510  $            1.00            842,110
                                                                                                             ------------------
Total Investments                                                                                                   26,717,319
                                                                                                             ------------------
Funds held by Federal Life Insurance Company                                                                           211,830
                                                                                                             ------------------
Total Assets                                                                                                        26,929,149
                                                                                                             ------------------
Liabilities
Accrued Expenses - Mortality and Expense Assurances (Note C)                                                                 --
                                                                                                             ------------------
Total Liabilities                                                                                                            --
                                                                                                             ------------------
Total Net Assets Attributable to Variable Annuity Contract Owners                                            $      26,929,149
                                                                                                             ==================
(1) See Note B

                       See notes to financial statements.

                    Federal Life Variable Annuity Account A
                Statement of Assets and Liabilities (Continued)
                               December 31, 2020


Net Assets Attributable to Variable Annuity Contract Owners             Number of Units      Unit Value         Total Value
Vanguard Wellesley Income Fund
     Admiral Class Non-Qualified Accumulation Units                           37,212.708  $           42.52  $       1,582,184
Vanguard Long-Term Corporate Fund
     Investor Class Qualified Accumulation Units                                   0.000  $           29.18                  0
     Admiral Class Non-Qualified Accumulation Units                           23,142.867  $           30.00            694,263
Vanguard Windsor Fund
     Admiral Class Qualified Accumulation Units                                9,152.867  $          111.22          1,018,017
     Reserve for Payout Annuity                                                                                        543,742
     Admiral Class Non-Qualified Accumulation Units                          162,212.600  $           77.65         12,595,930
     Reserve for Payout Annuity                                                                                          6,495
Vanguard Wellington Fund
     Admiral Class Qualified Accumulation Units                                2,248.609  $           58.14            130,732
     Admiral Class Non-Qualified Accumulation Units                          109,136.851  $           58.14          6,345,150
Vanguard U.S. Growth Fund (1)
     Admiral Class Qualified Accumulation Units                                1,189.707  $          181.48            215,913
     Admiral Class Non-Qualified Accumulation Units                           16,109.370  $          181.48          2,923,590
Vanguard Federal Money Market Fund
     Investor Class Qualified Accumulation Units                               8,848.474  $            4.51             39,949
     Investor Class Non-Qualified Accumulation Units                         184,544.264  $            4.51            833,184
                                                                                                             ------------------
Total Assets Attributable to Variable Annuity Contract Owners                                                $      26,929,149
                                                                                                             ==================
(1) See Note B


                       See notes to financial statements.

                    Federal Life Variable Annuity Account A
               Statements of Operations and Changes in Net Assets
                 For the Years Ended December 31, 2020 and 2019



                                                                                             Vanguard Wellesley Income Fund
                                                                                            Admiral Class      Admiral Class
                                                                                            Non-Qualified      Non-Qualified
                                                                                                2020               2019
                                                                                          ------------------ ------------------
Income - Reinvested dividends                                                             $          47,783  $          39,920
Expense - Mortality and expense                                                                      12,811              8,920
                                                                                          ------------------ ------------------
Net investment income                                                                                34,972             31,000
Net realized gain (loss) on investments                                                              21,599             12,580
Net unrealized gain (loss) on investments                                                            59,061             95,126
                                                                                          ------------------ ------------------
Increase (decrease) in net assets from operations                                                   115,632            138,706
Transfers, purchases, and redemptions                                                               (94,615)           632,583
                                                                                          ------------------ ------------------
Increase (decrease) in net assets                                                                    21,017            771,289
Net assets, beginning of year                                                                     1,561,167            789,878
                                                                                          ------------------ ------------------
Net assets, end of year                                                                   $       1,582,184  $       1,561,167
                                                                                          ================== ==================

                                                                        Vanguard Long-Term Corporate Fund
                                                     Investor Class     Investor Class      Admiral Class      Admiral Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Income - Reinvested dividends                       $              2   $               2  $          33,051  $          32,963
Expense - Mortality and expense                                    0                   0              6,949              6,271
                                                    -----------------  ------------------ ------------------ ------------------
Net investment income                                              2                   2             26,102             26,692
Net realized gain (loss) on investments                            2                   0             19,925              5,110
Net unrealized gain (loss) on investments                         (4)                 (2)            63,971             98,182
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets from operations                  0                   0            109,997            129,984
Transfers, purchases, and redemptions                              0                   0           (210,000)                 0
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets                                  0                   0           (100,003)           129,984
Net assets, beginning of year                                      0                   0            794,266            664,282
                                                    -----------------  ------------------ ------------------ ------------------
Net assets, end of year                             $              0   $               0  $         694,263  $         794,266
                                                    =================  ================== ================== ==================


                       See notes to financial statements.

                    Federal Life Variable Annuity Account A
         Statements of Operations and Changes in Net Assets (Continued)
                 For the Years Ended December 31, 2020 and 2019


                                                                              Vanguard Windsor Fund
                                                     Admiral Class       Admiral Class      Admiral Class      Admiral Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Income - Reinvested dividends                       $         47,089   $          28,222  $         482,679  $         270,327
Expense - Mortality and expense                               13,861              12,116             94,702             98,974
                                                    -----------------  ------------------ ------------------ ------------------
Net investment income                                         33,228              16,106            387,977            171,353
Net realized gain (loss) on investments                       51,154             101,892            519,724            969,924
Net unrealized gain (loss) on investments                     35,511             287,324           (197,476)         1,919,077
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets from operations            119,893             405,322            710,225          3,060,354
Transfers, purchases, and redemptions                       (168,424)           (116,124)        (1,156,295)          (671,457)
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets                            (48,531)            289,199           (446,070)         2,388,897
Net assets, beginning of year                              1,610,290           1,321,091         13,048,494         10,659,597
                                                    -----------------  ------------------ ------------------ ------------------
Net assets, end of year                             $      1,561,759   $       1,610,290  $      12,602,425  $      13,048,494
                                                    =================  ================== ================== ==================


                                                                             Vanguard Wellington Fund
                                                     Admiral Class      Investor Class      Admiral Class      Admiral Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Income - Reinvested dividends                       $          3,115   $           2,997  $         149,381  $         147,136
Expense - Mortality and expense                                  979                 913             46,710             44,540
                                                    -----------------  ------------------ ------------------ ------------------
Net investment income                                          2,136               2,084            102,671            102,596
Net realized gain (loss) on investments                        6,564               2,475            319,386            119,275
Net unrealized gain (loss) on investments                      2,917              16,549            137,182            809,676
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets from operations             11,617              21,108            559,239          1,031,547
Transfers, purchases, and redemptions                              0                   0             62,682           (141,257)
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets                             11,617              21,108            621,921            890,290
Net assets, beginning of year                                119,115              98,007          5,723,229          4,832,939
                                                    -----------------  ------------------ ------------------ ------------------
Net assets, end of year                             $        130,732   $         119,115  $       6,345,150  $       5,723,229
                                                    =================  ================== ================== ==================


                       See notes to financial statements.

                    Federal Life Variable Annuity Account A
         Statements of Operations and Changes in Net Assets (Continued)
                 For the Years Ended December 31, 2020 and 2019

                                                                          Vanguard U.S. Growth Fund (1)
                                                     Admiral Class       Admiral Class      Admiral Class      Admiral Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Income - Reinvested dividends                       $            709   $             943  $           9,277  $          13,623
Expense - Mortality and expense                                1,502               1,052             19,646             14,771
                                                    -----------------  ------------------ ------------------ ------------------
Net investment gain (loss)                                      (793)               (109)           (10,369)            (1,148)
Net realized gain (loss) on investments                        7,923              18,607            103,633            255,566
Net unrealized gain (loss) on investments                     86,904              17,588          1,013,173            247,256
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets from operations             94,034              36,087          1,106,437            501,674
Transfers, purchases, and redemptions                        (12,117)            (12,000)          (183,466)                 0
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets                             81,917              24,087            922,971            501,674
Net assets, beginning of year                                133,996             109,909          2,000,619          1,498,945
                                                    -----------------  ------------------ ------------------ ------------------
Net assets, end of year                             $        215,913   $         133,996  $       2,923,590  $       2,000,619
                                                    =================  ================== ================== ==================



                                                                        Vanguard Federal Money Market Fund
                                                     Investor Class     Investor Class     Investor Class     Investor Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Income - Reinvested dividends                       $             24   $             107  $           3,850  $          18,047
Expense - Mortality and expense                                   93                  40              7,083              7,097
                                                    -----------------  ------------------ ------------------ ------------------
Net investment gain (loss)                                       (69)                 67             (3,233)            10,950
Net realized gain (loss) on investments                            0                   0                  0                  0
Net unrealized gain (loss) on investments                         (0)                 (8)               (77)              (249)
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets from operations                (69)                 59             (3,310)            10,701
Transfers, purchases, and redemptions                         35,335                   0            (12,000)                 0
                                                    -----------------  ------------------ ------------------ ------------------
Increase (decrease) in net assets                             35,266                  59            (15,310)            10,701
Net assets, beginning of year                                  4,683               4,624            848,494            837,793
                                                    -----------------  ------------------ ------------------ ------------------
Net assets, end of year                             $         39,949   $           4,683  $         833,184  $         848,494
                                                    =================  ================== ================== ==================
(1) See Note B


                       See notes to financial statements.

                    Federal Life Variable Annuity Account A
                         Notes to Financial Statements
                               December 31, 2020

Note A - The Account: Organization and Basis of Presentation

Federal  Life  Variable Annuity Account A (the Account) is a separate account of
Federal Life Insurance Company (Federal Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows the accounting and reporting guidance as required under ASC 946, Financial Services - Investment Companies.

Under applicable insurance law, the assets and liabilities of the Account are identified and distinguished from Federal Life's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred into the Account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Account has evaluated the recognition and disclosure of subsequent events for its 2020 financial statements through February 22, 2021, the date the financial statements were issued.

Note B - Investments

The Net Asset Value (NAV) of the investments in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend trade date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as the net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.

As  of  April  5,  2019,  Vanguard  Morgan Growth Fund merged with Vanguard U.S.
Growth Fund. On this date, all invested assets in the Vanguard Morgan Growth Fund were transferred to the Vanguard U.S. Growth Fund. All mention of the Vanguard U.S. Growth Fund in this report prior to this date, refer to the original Vanguard Morgan Growth Fund.

The cost of purchases and proceeds from sales of investments for the years ended December 31 were as follows:


                                                                    2020                                  2019
                                                    ------------------------------------- -------------------------------------
                                                       Purchases             Sales            Purchases            Sales
Vanguard Wellesley Income Fund                      $              0   $          94,615  $         678,318  $          45,734
Vanguard Long-Term Corporate Fund                                  0             210,000                  0                  0
Vanguard Windsor Fund                                              0           1,324,719                  0            787,581
Vanguard Wellington Fund                                     135,000              72,318                  0            141,257
Vanguard U.S. Growth Fund                                     40,883             236,466                  0             12,000
Vanguard Federal Money Market Fund                            40,000              16,665                  0                  0
                                                    -----------------  ------------------ ------------------ ------------------
Total                                               $        215,883   $       1,954,783  $         678,318  $         986,572
                                                    =================  ================== ================== ==================

                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note C - Mortality and Expense Assurances

Deductions of 0.00233% per daily valuation period (annual basis of 0.85%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard Portfolios.

Note D - Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of Federal Life, and no charge is being made to the Account for federal income taxes for these amounts. Federal Life will review this tax accounting in the event of changes in tax law. Such changes in the law may result in a charge for federal income taxes.

Note E - Changes in Units Outstanding


                                                                                             Vanguard Wellesley Income Fund
                                                                                            Admiral Class      Admiral Class
                                                                                            Non-Qualified      Non-Qualified
                                                                                                2020               2019
                                                                                          ------------------ ------------------
Unit value, beginning of year                                                             $           39.51  $           34.21
Unit value, end of year                                                                   $           42.52  $           39.51
Number of units outstanding, beginning of year                                                   39,516.075         23,089.094
Net contract purchase payments                                                                            0         17,676.542
Withdrawals                                                                                      (2,303.367)        (1,249.561)
Transfers between Account divisions, net                                                                  0                  0
                                                                                          ------------------ ------------------
Number of units outstanding, end of year                                                         37,212.708         39,516.075
                                                                                          ================== ==================


                                                                        Vanguard Long-Term Corporate Fund
                                                     Investor Class     Investor Class      Admiral Class    Non-Admiral Class
                                                       Qualified           Qualified          Qualified        Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Unit value, beginning of year                       $          25.51   $           20.72  $           26.20  $           21.92
Unit value, end of year                             $          29.18   $           25.51  $           30.00  $           26.20
Number of units outstanding, beginning of year                     0                   0         30,310.924         30,310.924
Net contract purchase payments                                     0                   0                  0                  0
Withdrawals                                                        0                   0                  0                  0
Transfers between Account divisions, net                           0                   0         (7,168.057)                 0
                                                    -----------------  ------------------ ------------------ ------------------
Number of units outstanding, end of year                           0                   0         23,142.867         30,310.924
                                                    =================  ================== ================== ==================

                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note E - Changes in Units Outstanding (Continued)


                                                                              Vanguard Windsor Fund
                                                     Admiral Class       Admiral Class      Admiral Class      Admiral Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Unit value, beginning of year                       $         104.33   $           80.62  $           72.84  $           56.29
Unit value, end of year                             $         111.22   $          104.33  $           77.65  $           72.84
Number of units outstanding, beginning of year            10,196.978          10,624.442        179,048.591        189,283.887
Net contract purchase payments                                     0                   0                  0                  0
Withdrawals                                                 (402.492)           (427.464)       (15,831.965)        (1,870.664)
Transfers between Account divisions, net                    (641.619)                  0         (1,004.026)        (8,364.632)
                                                    -----------------  ------------------ ------------------ ------------------
Number of units outstanding, end of year                   9,152.867          10,196.978        162,212.600        179,048.591
                                                    =================  ================== ================== ==================


                                                                             Vanguard Wellington Fund
                                                     Admiral Class      Investor Class      Admiral Class      Admiral Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Unit value, beginning of year                       $          52.97   $           51.72  $           52.97  $           43.57
Unit value, end of year                             $          58.14   $           52.97  $           58.14  $           52.97
Number of units outstanding, beginning of year             2,248.609           1,895.109        108,040.638        110,913.905
Net contract purchase payments                                     0                   0          2,441.829                  0
Withdrawals                                                        0                   0            (38.372)          (290.311)
Transfers between Account divisions, net                           0             353.500         (1,307.244)        (2,582.956)
                                                    -----------------  ------------------ ------------------ ------------------
Number of units outstanding, end of year                   2,248.609           2,248.609        109,136.851        108,040.638
                                                    =================  ================== ================== ==================

                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note E - Changes in Units Outstanding (Continued)

                                                                          Vanguard U.S. Growth Fund (1)
                                                     Admiral Class       Admiral Class      Admiral Class      Admiral Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Unit value, beginning of year                       $         115.31   $           66.48  $          115.31  $           48.70
Unit value, end of year                             $         181.48   $          115.31  $          181.48  $          115.31
Number of units outstanding, beginning of year             1,162.067           1,653.280         17,350.207         30,781.996
Net contract purchase payments                               397.829                   0                  0                  0
Withdrawals                                                 (191.185)           (110.129)          (359.936)                 0
Transfers between Account divisions, net                    (179.004)           (381.084)          (880.901)       (13,431.789)
                                                    -----------------  ------------------ ------------------ ------------------
Number of units outstanding, end of year                   1,189.707           1,162.067         16,109.370         17,350.207
                                                    =================  ================== ==================  =================

                                                                        Vanguard Federal Money Market Fund
                                                     Investor Class     Investor Class     Investor Class     Investor Class
                                                       Qualified           Qualified        Non-Qualified      Non-Qualified
                                                          2020               2019               2020               2019
                                                    -----------------  ------------------ ------------------ ------------------
Unit value, beginning of year                       $           4.53   $            4.48  $            4.53  $            4.48
Unit value, end of year                             $           4.51   $            4.53  $            4.51  $            4.53
Number of units outstanding, beginning of year             1,033.206           1,033.206        187,188.641        187,188.641
Net contract purchase payments                             8,848.473                   0                  0                  0
Withdrawals                                               (1,033.205)                  0         (2,644.377)                 0
Transfers between Account divisions, net                           0                   0                  0                  0
                                                    -----------------  ------------------ ------------------ ------------------
Number of units outstanding, end of year                   8,848.474           1,033.206        184,544.264        187,188.641
                                                    =================  ================== ================== ==================
(1) See Note B


                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31


                                                Vanguard Wellesley Income Fund
                                                 Admiral Class Non-Qualified
                                                                         Investment Income    Expenses as a %       Total Return
   Year          Units             Unit Value         Net Assets           Ratio              of Average Assets
2020                37,212.708   $          42.52   $      1,582,184                3.04%              0.85%              7.41%
2019                39,516.075              39.51          1,561,167                3.40%              0.85%             17.56%
2018                23,089.094              34.21            789,878                2.87%              0.85%             -2.90%
2017                39,377.194              35.38          1,393,316                3.00%              0.85%              9.34%
2016                36,527.202              32.37          1,182,221                3.06%              0.85%              7.06%

                                              Vanguard Long-Term Corporate Fund
                                                   Investor Class Qualified

                                                                       Investment Income    Expenses as a %       Total Return
   Year          Units           Unit Value         Net Assets           Ratio              of Average Assets
2020                     0.000   $          29.18   $              0                0.00%              0.85%              0.00%
2019                     0.000              25.51                  0                0.00%              0.85%              0.00%
2018                     0.000              20.72                  0                0.00%              0.85%              0.00%
2017                     0.000              22.16                  0                0.00%              0.85%              0.00%
2016                     0.000              19.97                  0                0.00%              0.85%              0.00%

                                              Vanguard Long-Term Corporate Fund
                                                 Admiral Class Non-Qualified

                                                                           Investment Income    Expenses as a %       Total Return
   Year          Units           Unit Value         Net Assets                 Ratio           of Average Assets
2020                23,142.867   $          30.00   $        694,263                4.44%              0.85%             13.85%
2019                30,310.924              26.20            794,266                4.52%              0.85%             19.57%
2018                30,310.924              21.92            664,282                4.12%              0.85%             -3.48%
2017                30,310.924              22.71            688,220                4.31%              0.85%             11.08%
2016                30,310.924              20.44            619,548                4.67%              0.85%              7.47%

                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)


                                                   Vanguard Windsor Fund
                                                   Admiral Class Qualified
                                                                            Investment Income    Expenses as a %       Total (3)
   Year          Units (2)          Unit Value         Net Assets (2)       Ratio                of Average Assets     Return
2020                 9,152.867   $         111.22   $      1,018,017                2.97%              0.85%              7.45%
2019                10,196.978             104.33          1,063,872                1.93%              0.85%             30.68%
2018                10,624.442              80.62            856,547                2.09%              0.85%             -9.38%
2017                11,555.560              92.78          1,072,138                1.86%              0.85%             20.14%
2016                13,901.720              78.50          1,091,268                1.96%              0.85%             12.34%

                                                   Vanguard Windsor Fund
                                                   Admiral Class Non-Qualified
                                                                            Investment Income    Expenses as a %       Total (3)
   Year          Units (2)          Unit Value         Net Assets (2)        Ratio                of Average Assets    Return
2020               162,212.600   $          77.65   $     12,595,930                3.76%              0.85%              5.44%
2019               179,048.591              72.84         13,041,764                2.28%              0.85%             28.71%
2018               189,283.887              56.29         10,653,847                2.38%              0.85%            -12.25%
2017               209,040.264              64.77         13,540,579                2.14%              0.85%             18.20%
2016               211,392.191              54.80         11,585,090                1.99%              0.85%             10.02%

                                                   Vanguard Wellington Fund
                                                   Investor Class Qualified
                                                                          Investment Income    Expenses as a %       Total (3)
   Year          Units (2)          Unit Value         Net Assets           Ratio              of Average Assets     Return
2020                 2,248.609   $          58.14   $        130,732                2.49%              0.85%              9.75%
2019                 2,248.609              52.97            119,115                2.76%              0.85%             21.54%
2018                 1,895.109              51.72             98,007                2.78%              0.85%             -4.25%
2017                 1,895.109              54.01            102,351                2.97%              0.85%             13.75%
2016                 1,895.109              47.48             89,975                2.80%              0.85%             10.07%

(2) Does not include reserve for payout annuity.
(3) Does include reseve for payout annuity.

                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)


                                                   Vanguard Wellington Fund
                                                 Admiral Class Non-Qualified
                                                                        Investment Income   Expenses as a %
   Year            Units            Unit Value         Net Assets           Ratio           of Average Assets    Total Return
2020               109,136.851   $          58.14   $      6,345,150                2.48%              0.85%              9.77%
2019               108,040.638              52.97          5,723,229                2.79%              0.85%             21.34%
2018               110,913.905              43.57          4,832,939                2.86%              0.85%             -4.22%
2017               108,917.929              45.47          4,952,405                3.06%              0.85%             13.85%
2016               108,699.457              39.94          4,341,220                2.84%              0.85%              9.70%

                                                Vanguard U.S. Growth Fund (1)
                                                 Admiral Class Qualified
                                                                        Investment Income   Expenses as a %
   Year            Units            Unit Value         Net Assets          Ratio            of Average Assets    Total Return
2020                 1,189.707   $         181.48   $        215,913                0.41%              0.85%             70.18%
2019                 1,162.067             115.31            133,996                0.77%              0.85%             32.83%
2018                 1,653.280              66.48            109,909                1.27%              0.85%             -2.33%
2017                 1,745.347              68.12            118,889                1.70%              0.85%             28.94%
2016                 1,855.683              52.84             98,059                0.67%              0.85%              2.76%

                                                Vanguard U.S. Growth Fund (1)
                                                 Admiral Class Non-Qualified
                                                                        Investment Income   Expenses as a %
   Year            Units            Unit Value         Net Assets          Ratio            of Average Assets    Total Return
2020                16,109.370   $         181.48   $      2,923,590                0.38%              0.85%             55.30%
2019                17,350.207             115.31          2,000,619                0.78%              0.85%             33.47%
2018                30,781.996              48.70          1,498,945                1.22%              0.85%             -2.40%
2017                30,781.996              49.90          1,535,874                1.61%              0.85%             28.90%
2016                31,024.494              38.71          1,200,849                0.76%              0.85%              0.86%

(1) See Note B

                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note F - Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period Ended December 31 (Continued)

                                              Vanguard Federal Money Market Fund
                                                 Investor Class Qualified
                                                                        Investment Income   Expenses as a %
   Year            Units            Unit Value         Net Assets         Ratio             of Average Assets    Total Return
2020                 8,848.474   $           4.51   $         39,949                0.11%              0.85%             -1.47%
2019                 1,033.206               4.53              4,683                2.30%              0.85%              1.28%
2018                 1,033.206               4.48              4,624                1.92%              0.85%              0.92%
2017                 1,033.206               4.43              4,582                0.89%              0.85%             -0.04%
2016                 1,033.206               4.44              4,584                0.44%              0.85%             -0.47%

                                              Vanguard Federal Money Market Fund
                                                 Investor Class Non-Qualified
                                                                        Investment Income   Expenses as a %
   Year            Units            Unit Value         Net Assets       Ratio               of Average Assets    Total Return
2020               184,544.264   $           4.51   $        833,184                0.46%              0.85%             -0.39%
2019               187,188.641               4.53            848,494                2.14%              0.85%              1.28%
2018               187,188.641               4.48            837,793                1.74%              0.85%              0.92%
2017               178,012.857               4.43            789,468                0.81%              0.85%             -0.05%
2016               179,499.039               4.44            796,441                0.38%              0.85%             -0.40%


The expense ratio considers only the expense borne directly by the separate account and excludes expenses incurred directly by the underlying funds or charged through the redemption of units.

                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note G - Fair Value Measurements

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAP, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.

GAAP describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.

The Account's investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values:

Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.

Level 3 - Unobservable inputs that cannot be corroborated by market data. These inputs reflect management's best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment's fair value measurement. Management's assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.

The Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-ended mutual funds are purchased and redeemed at their quoted daily NAV as reported by Vanguard at the close of each business day.

                    Federal Life Variable Annuity Account A
                   Notes to Financial Statements (Continued)
                               December 31, 2020

Note G - Fair Value Measurements (Continued)

The following table presents information about the Account's assets measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to determine such fair value:

                                                                             Fair Value Measurements
                                                        Level 1             Level 2            Level 3             Total
                                                    -----------------  ------------------ ------------------ ------------------
Vanguard Wellesley Income Fund Admiral Class        $      1,598,466   $               0  $               0  $       1,598,466
   Non-Qualified
Vanguard Long-Term Corporate Fund Investor Class
   Qualified                                                      60                   0                  0                 60
Vanguard Long-Term Corporate Fund Admiral Class
   Non-Qualified                                             691,440                   0                  0            691,440
Vanguard Windsor Fund Admiral Class Qualified              1,244,198                   0                  0          1,244,198
Vanguard Windsor Fund Admiral Class Non-Qualified         12,625,803                   0                  0         12,625,803
Vanguard Wellington Fund Investor Class Qualified            131,232                   0                  0            131,232
Vanguard Wellington Fund Admiral Class
   Non-Qualified                                           6,385,055                   0                  0          6,385,055
Vanguard U.S. Growth Fund (1) Admiral Class
   Qualified                                                 224,321                   0                  0            224,321
Vanguard U.S. Growth Fund (1) Admiral Class
   Non-Qualified                                           2,934,242                   0                  0          2,934,242
Vanguard Federal Money Market Fund Investor Class
   Qualified                                                  40,394                   0                  0             40,394
Vanguard Federal Money Market Fund Investor Class
   Non-Qualified                                             842,110                   0                  0            842,110
                                                    -----------------  ------------------ ------------------ ------------------
Total Investments                                   $     26,717,319   $               0  $               0  $      26,717,319
                                                    =================  ================== ================== ==================


Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. (1) See Note B

                                                               [PICTURE OMITTED]

            Report of Independent Registered Public Accounting Firm

To the Contact Owners and the Board of Directors of Federal Life Variable Annuity Account A
Federal Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Federal Life Variable Annuity Account A (the Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard U.S. Growth Fund and Vanguard Federal Money Market Fund) as of December 31, 2020 and the related statements of operations and changes in net assets for the years ended December 31, 2020 and 2019 and the related notes and the financial highlights in Note F for the years ended December 31, 2020 and 2019, (collectively referred to as the "financial statements"). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Federal Life Variable Annuity Account A as of December 31, 2020, the results of its operations and changes in their net assets and the financial highlights for the years then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights in Note F for each of the years in the three year period ended December 31, 2018 were audited by other auditors whose report dated February 21, 2019, expressed an unqualified opinion on the financial highlights in Note F.

Basis for Opinion

These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on the Account's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Baker Tilly US, LLP, trading as Baker Tilly, is a member of the global network of Baker Tilly International Ltd., the members of which are separate and independent legal entities.

We have served as the Account's auditor since 2019.

/s/ Baker Tilly US, LLP

Milwaukee, Wisconsin
February 22, 2021

                              [PICTURE OMITTED]

            Report of Independent Registered Public Accounting Firm

To the Contact Owners and the Board of Directors of Federal Life Variable Annuity Account A
Federal Life Insurance Company

In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard U.S Growth Fund and Vanguard Federal Money Market Fund) as of and for the year ended December 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Account's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Account's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Account's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2020.

Baker Tilly US, LLP, trading as Baker Tilly, is a member of the global network of Baker Tilly International Ltd., the members of which are separate and independent legal entities.

This report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Milwaukee, Wisconsin February 22, 2021